Investment Portfolioas of December 31, 2022 (Unaudited)
DWS Small Cap Growth Fund
	Shares	Value ($)

Common Stocks 96.8%
Communication Services 0.9%
Diversified Telecommunication Services
Iridium Communications, Inc.*	48,100	2,472,340
Consumer Discretionary 11.6%
Auto Components 1.7%
Fox Factory Holding Corp.*	50,481	4,605,382
Diversified Consumer Services 1.1%
Stride, Inc.*	95,212	2,978,231
Hotels, Restaurants & Leisure 1.7%
Hilton Grand Vacations, Inc.*	61,520	2,370,981
Jack in the Box, Inc.	35,391	2,414,728
		4,785,709
Household Durables 3.1%
Helen of Troy Ltd.*	21,416	2,375,248
iRobot Corp.* (a)	20,907	1,006,254
LGI Homes, Inc.*	18,838	1,744,399
TopBuild Corp.*	20,827	3,259,217
		8,385,118
Leisure Products 1.3%
YETI Holdings, Inc.*	85,422	3,528,783
Specialty Retail 2.7%
Burlington Stores, Inc.*	6,261	1,269,480
Camping World Holdings, Inc. “A” (a)	132,768	2,963,382
National Vision Holdings, Inc.*	52,444	2,032,729
The Children's Place, Inc.*	27,073	985,999
		7,251,590
Consumer Staples 3.5%
Food & Staples Retailing 2.2%
Casey's General Stores, Inc.	26,694	5,988,799
Household Products 1.3%
Church & Dwight Co., Inc.	32,867	2,649,409
Spectrum Brands Holdings, Inc.	12,226	744,808
		3,394,217
Energy 6.3%
Oil, Gas & Consumable Fuels
Arch Resources, Inc.	13,900	1,984,781
Crescent Energy Co. “A”	98,107	1,176,303
Denbury, Inc.*	43,900	3,820,178
Kosmos Energy Ltd.*	309,000	1,965,240

Matador Resources Co.	55,500	3,176,820
Ovintiv, Inc.	52,500	2,662,275
Southwestern Energy Co.*	414,978	2,427,621
		17,213,218
Financials 6.1%
Banks 2.2%
Live Oak Bancshares, Inc.	69,636	2,103,007
South State Corp.	25,330	1,934,199
Synovus Financial Corp.	50,875	1,910,356
		5,947,562
Capital Markets 2.6%
Affiliated Managers Group, Inc.	15,215	2,410,513
Moelis & Co. “A”	83,995	3,222,888
Raymond James Financial, Inc.	13,365	1,428,050
		7,061,451
Insurance 1.3%
Kinsale Capital Group, Inc.	13,000	3,399,760
Health Care 23.3%
Biotechnology 6.0%
Apellis Pharmaceuticals, Inc.*	28,576	1,477,665
Arrowhead Pharmaceuticals, Inc.*	43,058	1,746,432
Beam Therapeutics, Inc.*	14,653	573,079
Biohaven Ltd.*	9,843	136,621
Blueprint Medicines Corp.*	28,334	1,241,313
Fate Therapeutics, Inc.*	15,149	152,853
Halozyme Therapeutics, Inc.*	51,300	2,918,970
Insmed, Inc.*	50,440	1,007,791
Kiniksa Pharmaceuticals Ltd. “A”*	52,406	785,042
Neurocrine Biosciences, Inc.*	23,378	2,792,268
Travere Therapeutics, Inc.*	111,387	2,342,469
Ultragenyx Pharmaceutical, Inc.*	24,052	1,114,329
		16,288,832
Health Care Equipment & Supplies 4.7%
Axonics, Inc.*	34,301	2,144,841
Globus Medical, Inc. “A”*	32,138	2,386,889
Haemonetics Corp.*	13,754	1,081,752
Masimo Corp.*	8,964	1,326,224
Nevro Corp.*	17,397	688,921
Omnicell, Inc.*	17,300	872,266
Outset Medical, Inc.*	52,219	1,348,295
Shockwave Medical, Inc.*	2,500	514,025
STAAR Surgical Co.*	22,951	1,114,042
Tandem Diabetes Care, Inc.*	29,907	1,344,320
		12,821,575
Health Care Providers & Services 9.1%
AMN Healthcare Services, Inc.*	73,870	7,595,313
HealthEquity, Inc.*	35,737	2,202,829
ModivCare, Inc.*	22,822	2,047,818
Molina Healthcare, Inc.*	13,660	4,510,805
Option Care Health, Inc.*	129,197	3,887,538
Privia Health Group, Inc.*	53,100	1,205,901
RadNet, Inc.*	165,276	3,112,147
		24,562,351

Life Sciences Tools & Services 0.5%
BioLife Solutions, Inc.*	45,922	835,780
OmniAb, Inc.*	93,870	337,932
		1,173,712
Pharmaceuticals 3.0%
Aclaris Therapeutics, Inc.*	70,276	1,106,847
Arvinas, Inc.*	16,500	564,465
Intra-Cellular Therapies, Inc.*	42,700	2,259,684
Ligand Pharmaceuticals, Inc.*	19,157	1,279,688
Pacira BioSciences, Inc.*	76,241	2,943,665
		8,154,349
Industrials 18.7%
Aerospace & Defense 2.4%
Ducommun, Inc.*	129,533	6,471,469
Building Products 4.9%
Advanced Drainage Systems, Inc.	15,245	1,249,633
Builders FirstSource, Inc.*	98,548	6,393,794
Masonite International Corp.*	70,179	5,657,129
		13,300,556
Commercial Services & Supplies 3.7%
MSA Safety, Inc.	17,173	2,476,175
Tetra Tech, Inc.	27,139	3,940,311
The Brink's Co.	66,738	3,584,498
		10,000,984
Construction & Engineering 1.0%
MasTec, Inc.*	31,069	2,651,118
Electrical Equipment 0.8%
Allied Motion Technologies, Inc.	32,014	1,114,407
Thermon Group Holdings, Inc.*	51,271	1,029,522
		2,143,929
Professional Services 1.8%
Kforce, Inc.	89,649	4,915,455
Trading Companies & Distributors 4.1%
H&E Equipment Services, Inc.	82,334	3,737,963
Rush Enterprises, Inc. “A”	92,226	4,821,575
Titan Machinery, Inc.*	64,268	2,553,368
		11,112,906
Information Technology 20.8%
Communications Equipment 1.9%
Calix, Inc.*	56,297	3,852,404
Lumentum Holdings, Inc.*	26,476	1,381,253
		5,233,657
Electronic Equipment, Instruments & Components 1.3%
Advanced Energy Industries, Inc.	42,567	3,651,397
IT Services 2.6%
Maximus, Inc.	74,339	5,451,279
WEX, Inc.*	9,244	1,512,781
		6,964,060

Semiconductors & Semiconductor Equipment 3.9%
Entegris, Inc.	5,432	356,285
FormFactor, Inc.*	49,487	1,100,096
Power Integrations, Inc.	36,913	2,647,400
Semtech Corp.*	54,007	1,549,461
SiTime Corp.*	26,313	2,673,927
Ultra Clean Holdings, Inc.*	67,108	2,224,630
		10,551,799
Software 11.1%
Agilysys, Inc.*	112,185	8,878,321
Aspen Technology, Inc.*	8,375	1,720,225
CoreCard Corp.* (a)	21,055	609,964
Envestnet, Inc.*	57,666	3,557,992
Five9, Inc.*	14,531	986,074
Rapid7, Inc.*	35,548	1,207,921
SPS Commerce, Inc.*	24,940	3,203,044
Tenable Holdings, Inc.*	74,926	2,858,427
Tyler Technologies, Inc.*	3,652	1,177,441
Varonis Systems, Inc.*	166,598	3,988,356
Workiva, Inc.*	21,160	1,776,805
		29,964,570
Materials 2.4%
Construction Materials 1.3%
Eagle Materials, Inc.	27,252	3,620,428
Metals & Mining 1.1%
Cleveland-Cliffs, Inc.*	187,380	3,018,692
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITs) 3.0%
Americold Realty Trust, Inc.	26,179	741,127
EastGroup Properties, Inc.	15,720	2,327,503
Essential Properties Realty Trust, Inc.	126,641	2,972,264
Four Corners Property Trust, Inc.	77,435	2,007,890
		8,048,784
Real Estate Management & Development 0.2%
Newmark Group, Inc. “A”	91,111	726,155
Total Common Stocks (Cost $215,557,488)		262,388,938

Other Investments 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	7,265	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	7,265	0
Total Other Investments (Cost $0)		0

Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.07% (d) (e) (Cost $4,641,774)	4,641,774	4,641,774

Cash Equivalents 3.3%
DWS Central Cash Management Government Fund, 4.2% (d) (Cost $8,897,856)	8,897,856	8,897,856

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $229,097,118)	101.8	275,928,568
Other Assets and Liabilities, Net	(1.8)	(5,011,085)
Net Assets	100.0	270,917,483
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2022 are as follows:
Value ($) at 9/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2022	Value ($) at 12/31/2022
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.07% (d) (e)
5,115,675	—	473,901 (f)	—	—	32,743	—	4,641,774	4,641,774
Cash Equivalents 3.3%
DWS Central Cash Management Government Fund, 4.2% (d)
11,049,497	7,095,386	9,247,027	—	—	96,294	—	8,897,856	8,897,856
16,165,172	7,095,386	9,720,928	—	—	129,037	—	13,539,630	13,539,630

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2022 amounted to $4,576,395, which is 1.7% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2022.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$262,388,938	$—	$—	$262,388,938
Other Investments	—	—	0	0
Short-Term Investments (a)	13,539,630	—	—	13,539,630
Total	$275,928,568	$—	$0	$275,928,568

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
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